Corporate Income Taxes - Components of Income Tax Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Current income taxes:
Current tax expense income and adjustments for current tax of prior periods	$ 2,604	$ 2,212	$ 2,141
Deferred income taxes:
Deferred tax expense income	267	(669)	331
Total income taxes and effective tax rate	2,871	1,543	2,472
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Current income taxes	435	149	(108)
Deferred income taxes	(100)	(212)	60
Total provision for income taxes in the Consolidated Statement of Changes in Equity	335	(63)	(48)
Total provision for income taxes	3,206	1,480	2,424
Deferred tax expense (benefit) relating to origination/reversal of temporary differences	269	(672)	329
Deferred tax expense (benefit) of tax rate changes	(2)	3	2
Deferred tax expense income recognised in profit or loss	267	(669)	331
Retained earnings [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	(6)		(18)
Other reserves [member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity			3
Recognized in other comprehensive income [Member]
Provision for income taxes in the Consolidated Statement of Changes in Equity:
Total provision for income taxes in the Consolidated Statement of Changes in Equity	341	(63)	(33)
Canada [member]
Current income taxes:
Federal	1,105	635	525
Provincial	824	529	444
Adjustments related to prior periods	(27)	(29)	5
Deferred income taxes:
Federal	32	(159)	174
Provincial	8	(97)	103
International [member]
Current income taxes:
Foreign	726	1,053	1,215
Adjustments related to prior periods	(24)	24	(48)
Deferred income taxes:
Foreign	$ 227	$ (413)	$ 54